Summary of Consolidated Statement of Profit Loss Nature of Expense (Detail) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Operating expenses from mining business [abstract]
Revenue		₨ 868,630	$ 11,876	₨ 835,446	₨ 909,012
Other operating income	[1]	13,094	179	9,863	15,468
Investment and other income		32,177	440	25,714	31,540
Total Income		913,901	12,495	871,023	956,020
(Decrease)/increase in inventories of finished goods and work-in-progress		(7,662)	(104)	(13,690)	1,614
Raw materials and other consumables used	[2]	(524,019)	(7,165)	(549,936)	(614,583)
Employee costs		(28,632)	(391)	(26,920)	(30,230)
Other costs	[3]	(50,941)	(697)	(46,185)	(42,530)
Depreciation and amortisation		(81,178)	(1,110)	(100,490)	(96,146)
Impairment (charge) / reversal				(148,022)	2,611
Asset under construction written off		(2,440)	(33)
Finance and other costs		(52,955)	(724)	(54,557)	(59,026)
Profit/(loss) before tax		166,074	2,271	(68,777)	117,730
Income tax (expense)/Credit		(19,084)	(261)	26,677	(41,501)
Profit / (loss) for the year		₨ 146,990	$ 2,010	₨ (42,100)	₨ 76,229

[1]	includes export incentive and duty drawback amounting to ₹ 4,577 million, ₹ 4,327 million and ₹ 3,162 million ($ 43 million) for financial year ended March 31, 2019, March 31, 2020 and March 31, 2021 respectively.
[2]	includes power and fuel charges, repairs, royalty, cess, mining and other operating expenses.
[3]	includes rent for the year ended March 31, 2020 and March 31, 2021 representing expense on short term/ low value leases.